INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
M2i Global Inc [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal net operating loss carryforwards	$ 10,380,000
Effective tax rate for federal income taxes, percentage	21.00%	21.00%
Deferred tax assets, valuation allowance	$ 1,363,400	$ 816,300
Domestic Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal net operating loss carryforwards			$ 70,000,000	$ 73,000,000
State and Local Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Federal net operating loss carryforwards			$ 67,000,000	$ 68,000,000